Income Taxes, Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Federal	$ 9,141	$ 3,352	$ 1,425
State and Local	1,198	468	548
Foreign	61	52	78
Total current	10,400	3,872	2,051
Deferred Income Tax Expense (Benefit) [Abstract]
Federal	(1,151)	3,088	4,060
State and Local	(166)	471	211
Foreign	20	14	16
Total deferred	(1,297)	3,573	4,287
Income tax expense	$ 9,103	$ 7,445	$ 6,338